Note D - Investments In Real Estate Loans (Detail) - Investments in Real Estate Loans (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19		24		18
Balance * (in Dollars)	$ 30,713,000	[1]	$ 58,024,000		$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Weghted Average Interest Rate	9.50%		10.57%		10.71%
Portfolio Percentage	100.00%		100.00%		100.00%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	62.00%		71.10%		74.10%
Commercial Loans [Member]
Number of Loans	16		19
Balance * (in Dollars)	20,533,000	[1]	40,050,000	[1]
Weghted Average Interest Rate	8.89%		10.97%
Portfolio Percentage	66.85%		69.02%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	65.17%		71.43%
Land Loan [Member]
Number of Loans	3		3
Balance * (in Dollars)	10,180,000	[1]	10,933,000	[1]
Weghted Average Interest Rate	10.73%		10.75%
Portfolio Percentage	33.15%		18.85%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	55.90%		64.15%
Residential Loans [Member]
Number of Loans			1
Balance * (in Dollars)			385,000	[1]
Weghted Average Interest Rate			8.00%
Portfolio Percentage			0.66%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses			61.41%
Construction Loan [Member]
Number of Loans			1
Balance * (in Dollars)			6,656,000	[1]
Weghted Average Interest Rate			8.00%
Portfolio Percentage			11.47%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses			89.49%
Report Total [Member]
Number of Loans			24
Balance * (in Dollars)			$ 58,024,000	[1]
Weghted Average Interest Rate			10.57%
Portfolio Percentage			100.00%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses			71.10%

[1]	Please see Balance Sheet Reconciliation below.